Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Inflation Linked Bond Fund
Entity Central Index Key	0001553197
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
American Funds Inflation Linked Bond Fund (Class 529-E)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-E
Trading Symbol	CNLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.89% *
*Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class T)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class T
Trading Symbol	TILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 inves tmen t	Costs paid as a percentage of a $10,000 investment
Class T	$ 19	0.38% *
*Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class 529-C)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-C
Trading Symbol	CNLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 73	1.45% *
*Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class 529-F-1)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	CNLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.48% *
*Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class 529-T)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-T
Trading Symbol	TLIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 23	0.45% *
*Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets ) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class 529-F-3)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FLIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.34% *
*Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class A)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class A
Trading Symbol	BFIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.70% *
*Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class C)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class C
Trading Symbol	BFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.40% *
*Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class 529-F-2)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.40% *
*Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class F-1)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-1
Trading Symbol	BFIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.67% *
*Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class F-3)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-3
Trading Symbol	FILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class R-1)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-1
Trading Symbol	RILAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 72	1.42% *
*Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class R-2)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-2
Trading Symbol	RILBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 69	1.36% *
*Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.36%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class F-2)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class F-2
Trading Symbol	BFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.40% *
*Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class R-2E)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-2E
Trading Symbol	RILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 55	1.10% *
*Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class R-3)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-3
Trading Symbol	RILCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.94% *
*Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type ( percent of net assets ) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class R-5)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-5
Trading Symbol	RILEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class R-4)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-4
Trading Symbol	RILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class R-5E)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-5E
Trading Symbol	RILHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.44% *
*Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class R-6)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class R-6
Trading Symbol	RILFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) * Less than 0.1%. † Includes derivatives.
American Funds Inflation Linked Bond Fund (Class 529-A)
Shareholder Report [Line Items]
Fund Name	American Funds Inflation Linked Bond Fund®
Class Name	Class 529-A
Trading Symbol	CNLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund for the period from December 1, 2023 to May 31, 2024
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 34	0.68% *
*Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 13,263,000,000
Holdings Count | Holdings	284
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 13,263
Total number of portfolio holdings	284
Portfolio turnover rate	14%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets ) * Less than 0.1%. † Includes derivatives.

[1]	Annualized